Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments
Schedule of the movement of the Group's equity investments under the equity method

	For the year ended December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
At the beginning of the year	38,472	52,885	7,668
Additions	14,700	—	—
Reduction	—	(22,629)	(3,282)
Share of results of equity investees	(287)	(1,800)	(261)
Impairment of assets	—	(14,700)	(2,131)
At the end of the year	52,885	13,756	1,994